SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Cost of Revenues Products) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,139	$ 1,916	$ 2,212
Subcontractors	153	89	72
Depreciation and amortization	554	512	474
Cost of materials	704	456	468
Other manufacturing expenses	840	657	783
Decrease in inventory of finished products	155	344	299
Allotment of manufacturing costs to R&D	(1,394)	(1,621)	(2,220)
Cost of revenues from sale of products	$ 3,151	$ 2,353	$ 2,088